ALPS SERIES TRUST

1290 Broadway, Suite 1100

Denver, CO 80203

November 19, 2012

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ALPS Series Trust (“Trust”) (File Nos. 333-183945 and 811-22747), on behalf of the Cognios Market Neutral Large Cap Fund, a series of the Trust

Pre-Effective Amendment No. 1

Dear Sir or Madam:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Trust, an open-end management company.

Pre-Effective Amendment No. 1 is being filed in response to comments provided by the Staff of the U.S. Securities and Exchange Commission on October 16, 2012, with regard to the Trust’s registration statement Form N-1A filed on September 17, 2012.

If you have any questions concerning the foregoing, please contact me at 720.917.0651.

Sincerely,

/s/ JoEllen L. Legg
JoEllen L. Legg, Esq.
Secretary

Enclosures